INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 36,351	$ 35,111
Work in progress	185	143
Finished products	31,300	36,755
Inventories, Net	$ 67,836	$ 72,009